IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600






Integrated ARROs Fund I (the "Fund")

October, 2002

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 2002. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (800-945-0440) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Bankers Trust Company at (800) 735-7777.


Sincerely,


Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

                             Integrated ARROs Fund I
                        Statement of Financial Condition
                                  June 30, 2002
                                   (unaudited)




Assets

Cash                                                          $   257,587

Investment in payment obligations, at
   minimum termination value (cost $2,634,352)                 10,379,377
                                                              -----------

Total Assets                                                   10,636,964
                                                              ===========

Liabilities

Distributions payable                                             257,587
                                                              -----------


Net Assets                                                    $10,379,377
                                                              ===========


Net Asset Value per unit (2,771 units outstanding)            $  3,745.72
                                                              ===========

                       See notes to financial statements

                             Integrated ARROs Fund I
                             Statement of Operations
                         Six Months Ended June 30, 2002
                                   (unaudited)




Investment income:


Interest and discount earned, net of fund expenses             $ 629,946
                                                           =============


                       See notes to financial statements

                             Integrated ARROs Fund I
                       Statement of Changes in Net Assets
                                  June 30, 2002
                                   (unaudited)




Decrease in net assets from operations:

Net investment income                                       $    629,946
                                                            ------------

Net increase in net assets resulting from operations             629,946

Total declared as distributions to Unitholders                  (738,281)
                                                            ------------

Net decrease in net assets                                      (108,335)


Net Assets:

Beginning of period                                           10,487,712
                                                            ------------

End of period                                               $ 10,379,377
                                                            ============


                       See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.   GENERAL

     The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 2001, which is herein incorporated by reference.

     The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period.

     Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2   SIGNIFICANT ACCOUNTING POLICIES

     Security Valuation

     The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

     Federal Income Taxes

     The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

     Cash and Cash Equivalents

     Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

3.   THE SPONSOR

     IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio is an indirect but wholly owned subsidiary of NorthStar Capital Investment Corp., the majority shareholder of Presidio.

     Subject to the rights of the unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party, provides administrative services to Presidio, who in turn provides services to the Fund.

4.   COMMITMENTS AND CONTINGENCIES

     The original prospectus of the Fund contemplated the Sponsor bearing all costs of administering the Fund only through the period in which the Fund will be receiving primary term payments. However, upon the period when the Fund will be receiving renewal term payments, the Fund was to bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

     Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor filed a claim in Integrated's bankruptcy in 1994 and received $450,000 (the "Settlement Fund") in settlement of such claim. It was projected at the time of the settlement that such amount would be sufficient to enable the Sponsor to meet its obligations to the Fund, and its similar obligations to ARROs Fund II, through approximately the year 2000. However, there was no assurance given at the time of the settlement that the Settlement Fund, together with interest earned, would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1998, the Settlement Fund had been fully depleted. As a result of the full depletion of the Settlement Fund during the first six months of 1998, the Fund has had to pay administrative expenses from current payment obligations received. Consequently, the Fund paid $19,557 in expenses from the proceeds of the January 2002 through June 2002 payment obligations received.

5.   DISTRIBUTION PAYABLE

     The Trustee declared a $257,587 ($92.96 per unit) distribution payable to unitholders of record as of June 30, 2002. Such distribution was paid on July 15, 2002.

                             Integrated ARROs Fund I
         Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data



                                         Six Months Ended       Year Ended
                                           June 30, 2002     December 31, 2001
Per Unit Operating Performance              (unaudited)          (audited)
------------------------------           -----------------   -----------------

Net asset value, beginning of period     $        3,784.81   $        3,482.78

Net investment income                               227.34              780.32

Distributions                                      (266.43)            (478.29)
                                         -----------------   -----------------

Net asset value, end of period           $        3,745.72   $        3,784.81
                                         =================   =================

Total investment return                  $          227.34   $          780.32
                                         =================   =================


Ratios/Supplemental Data

Net assets, end of period                $      10,379,377      $   10,487,712

Ratio of expenses to average net assets               0.19%               0.37%

Ratio of net investment income to
   average net assets                                 6.04% (1)          21.47%

Portfolio turnover rate                                N/A                N/A


(1) Not annualized.

                                                Integrated ARROs Fund I
                                           Schedule of Portfolio Investments
                                               June 30, 2002 CALCULATION


                                                                                                         Discount To
 Partnership /                                                                                            Arrive at
 Date Payment                                                Original      Simple                          Minimum
 Obligation                  Property          Type of       Principal     Interest    Accrued           Termination
  Incurred      Lessee       Location(s)       Property        Amount       Rate       Interest            Amount
-----------------------------------------------------------------------------------------------------------------------
Walando         Walgreen     Orlando, FL       Office/        $820,000      13.0%     $1,390,800         $1,227,415
03/18/81        Company                        Warehouse
                                               Building


Santex (2)      Albertson's  Venice, FL        Retail          570,000      17.0%      1,101,756            755,580
07/01/81        Inc.         Livermore, CA     Facilities


Lando           Albertson's  Portland, OR      Retail          783,451      16.0%      1,968,401          1,735,062
10/21/81        Inc.         Orlando, FL       Facilities
(amended                     Huntsville, AL
04/15/82)


Denville        Xerox        Lewisville, TX    Plant           963,048      15.0%      2,400,138          2,184,498
12/22/81        Corporation                    Facility
(amended
01/27/84)


Elway           Safeway      Billings, MT      Retail        1,429,042      18.5%      4,019,434          3,297,075
03/18/82        Stores, Inc. Fort Worth, TX    Facilities           (5)
                             Aurora, CO
                             Mamoth Lakes, CA


Walstaff        Walgreen     Flagstaff, AZ     Warehouse/    1,159,762      16.0%      2,654,773          1,939,198
04/15/82        Arizona                        Distribution
(amended        Drug Co.                       Building
06/17/82)       (3)


Walcreek        Hercules     Walnut Creek,     Office        1,306,709      18.5%      2,735,584          1,784,693
08/01/82        Credit Inc.  CA                Building
(amended        (4)
06/29/83,
12/3/84)
                                                           -----------               ------------    --------------
                                                            $7,032,012                $16,270,886       $12,923,521
                                                           ===========               ============    ==============




 Partnership /
 Date Payment       Periodic         Minimum
 Obligation      Payment During    Termination
  Incurred       Primary Term (1)    Amount
------------------------------------------------
Walando           5/1/96-4/1/06     $983,385
03/18/81          $11,883/mo



Santex (2)        9/1/96-8/1/06      916,176
07/01/81          $13,342/mo


Lando             7/1/97-1/1/07    1,016,790
10/21/81           $62,656/semi
(amended
04/15/82)


Denville          8/1/98-7/1/08    1,178,688
12/22/81          $12,038/mo
(amended
01/27/84)


Elway             7/1/97-6/1/07    2,151,401
03/18/82          $22,027/mo (5)          (5)




Walstaff         12/1/98-6/1/03    1,875,337
04/15/82          $156,738/semi
(amended
06/17/82)


Walcreek         10/1/97-9/1/07    2,257,600
08/01/82          $30,155/mo
(amended
06/29/83,
12/3/84)
                                ------------
                                 $10,379,377
                                ============


(1) Primary Term of the applicable net lease.
(2) Two Payment Obligations, one for each property, treated as one.
(3) Guaranteed by Walgreen Company.
(4) Guaranteed by Hercules Incorporated
(5) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.


                                             INTEGRATED ARROS FUND I
                         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                      JANUARY 1, 2002 THROUGH JUNE 30, 2002


                       ACCRUED                      ACCRUED                      ACCRUED                      ACCRUED
         DATE          INTEREST         DATE        INTEREST        DATE         INTEREST        DATE         INTEREST
        ---------     ----------     ---------     ----------     ---------     ----------     ---------     ----------
        01-Jan-02     16,143,597     23-Feb-02     16,223,315     17-Apr-02     16,213,587     09-Jun-02     16,203,860
        02-Jan-02     16,146,789     24-Feb-02     16,226,506     18-Apr-02     16,216,779     10-Jun-02     16,207,051
        03-Jan-02     16,149,981     25-Feb-02     16,229,698     19-Apr-02     16,219,971     11-Jun-02     16,210,243
        04-Jan-02     16,153,172     26-Feb-02     16,232,890     20-Apr-02     16,223,162     12-Jun-02     16,213,435
        05-Jan-02     16,156,364     27-Feb-02     16,236,082     21-Apr-02     16,226,354     13-Jun-02     16,216,627
        06-Jan-02     16,159,556     28-Feb-02     16,239,273     22-Apr-02     16,229,546     14-Jun-02     16,219,818
        07-Jan-02     16,162,748     01-Mar-02     16,153,020     23-Apr-02     16,232,738     15-Jun-02     16,223,010
        08-Jan-02     16,165,939     02-Mar-02     16,156,212     24-Apr-02     16,235,929     16-Jun-02     16,226,202
        09-Jan-02     16,169,131     03-Mar-02     16,159,404     25-Apr-02     16,239,121     17-Jun-02     16,229,393
        10-Jan-02     16,172,323     04-Mar-02     16,162,595     26-Apr-02     16,242,313     18-Jun-02     16,232,585
        11-Jan-02     16,175,515     05-Mar-02     16,165,787     27-Apr-02     16,245,505     19-Jun-02     16,235,777
        12-Jan-02     16,178,706     06-Mar-02     16,168,979     28-Apr-02     16,248,696     20-Jun-02     16,238,969
        13-Jan-02     16,181,898     07-Mar-02     16,172,171     29-Apr-02     16,251,888     21-Jun-02     16,242,160
        14-Jan-02     16,185,090     08-Mar-02     16,175,362     30-Apr-02     16,255,080     22-Jun-02     16,245,352
        15-Jan-02     16,188,282     09-Mar-02     16,178,554     01-May-02     16,168,827     23-Jun-02     16,248,544
        16-Jan-02     16,191,473     10-Mar-02     16,181,746     02-May-02     16,172,018     24-Jun-02     16,251,736
        17-Jan-02     16,194,665     11-Mar-02     16,184,938     03-May-02     16,175,210     25-Jun-02     16,254,927
        18-Jan-02     16,197,857     12-Mar-02     16,188,129     04-May-02     16,178,402     26-Jun-02     16,258,119
        19-Jan-02     16,201,049     13-Mar-02     16,191,321     05-May-02     16,181,593     27-Jun-02     16,261,311
        20-Jan-02     16,204,240     14-Mar-02     16,194,513     06-May-02     16,184,785     28-Jun-02     16,264,503
        21-Jan-02     16,207,432     15-Mar-02     16,197,705     07-May-02     16,187,977     29-Jun-02     16,267,694
        22-Jan-02     16,210,624     16-Mar-02     16,200,896     08-May-02     16,191,169     30-Jun-02     16,270,886
        23-Jan-02     16,213,816     17-Mar-02     16,204,088     09-May-02     16,194,360
        24-Jan-02     16,217,007     18-Mar-02     16,207,280     10-May-02     16,197,552
        25-Jan-02     16,220,199     19-Mar-02     16,210,472     11-May-02     16,200,744
        26-Jan-02     16,223,391     20-Mar-02     16,213,663     12-May-02     16,203,936
        27-Jan-02     16,226,583     21-Mar-02     16,216,855     13-May-02     16,207,127
        28-Jan-02     16,229,774     22-Mar-02     16,220,047     14-May-02     16,210,319
        29-Jan-02     16,232,966     23-Mar-02     16,223,238     15-May-02     16,213,511
        30-Jan-02     16,236,158     24-Mar-02     16,226,430     16-May-02     16,216,703
        31-Jan-02     16,239,350     25-Mar-02     16,229,622     17-May-02     16,219,894
        01-Feb-02     16,153,096     26-Mar-02     16,232,814     18-May-02     16,223,086
        02-Feb-02     16,156,288     27-Mar-02     16,236,005     19-May-02     16,226,278
        03-Feb-02     16,159,480     28-Mar-02     16,239,197     20-May-02     16,229,470
        04-Feb-02     16,162,672     29-Mar-02     16,242,389     21-May-02     16,232,661
        05-Feb-02     16,165,863     30-Mar-02     16,245,581     22-May-02     16,235,853
        06-Feb-02     16,169,055     31-Mar-02     16,248,772     23-May-02     16,239,045
        07-Feb-02     16,172,247     01-Apr-02     16,162,519     24-May-02     16,242,237
        08-Feb-02     16,175,438     02-Apr-02     16,165,711     25-May-02     16,245,428
        09-Feb-02     16,178,630     03-Apr-02     16,168,903     26-May-02     16,248,620
        10-Feb-02     16,181,822     04-Apr-02     16,172,094     27-May-02     16,251,812
        11-Feb-02     16,185,014     05-Apr-02     16,175,286     28-May-02     16,255,004
        12-Feb-02     16,188,205     06-Apr-02     16,178,478     29-May-02     16,258,195
        13-Feb-02     16,191,397     07-Apr-02     16,181,670     30-May-02     16,261,387
        14-Feb-02     16,194,589     08-Apr-02     16,184,861     31-May-02     16,264,579
        15-Feb-02     16,197,781     09-Apr-02     16,188,053     01-Jun-02     16,178,326
        16-Feb-02     16,200,972     10-Apr-02     16,191,245     02-Jun-02     16,181,517
        17-Feb-02     16,204,164     11-Apr-02     16,194,437     03-Jun-02     16,184,709
        18-Feb-02     16,207,356     12-Apr-02     16,197,628     04-Jun-02     16,187,901
        19-Feb-02     16,210,548     13-Apr-02     16,200,820     05-Jun-02     16,191,093
        20-Feb-02     16,213,739     14-Apr-02     16,204,012     06-Jun-02     16,194,284
        21-Feb-02     16,216,931     15-Apr-02     16,207,204     07-Jun-02     16,197,476
        22-Feb-02     16,220,123     16-Apr-02     16,210,395     08-Jun-02     16,200,668

